Fair Value Measurement - Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Estimate	10,126	15,548
Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Impaired Loans [Member] | Discounted Cash Flows [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Technique	Discounted cash flows
Other Real Estate Owned [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Estimate	560	173
Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Maximum [Member] | Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%	30.00%
Fair Value Assumptions, Liquidation expense	10.00%	10.00%
Fair Value Assumptions, Holding period	30 months	30 months
Maximum [Member] | Impaired Loans [Member] | Discounted Cash Flows [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Discount rates	8.00%	8.50%
Maximum [Member] | Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%	30.00%
Fair Value Assumptions, Liquidation expense	10.00%	10.00%
Minimum [Member] | Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%	10.00%
Fair Value Assumptions, Liquidation expense	0.00%	0.00%
Fair Value Assumptions, Holding period	0 months	0 months
Minimum [Member] | Impaired Loans [Member] | Discounted Cash Flows [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Discount rates	3.80%	2.00%
Minimum [Member] | Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%	10.00%
Fair Value Assumptions, Liquidation expense	0.00%	0.00%